Commitments (Tables)	6 Months Ended
Feb. 29, 2024
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2024	10,824,529

Summary of undiscounted lease commitments

$
2024	67,850
2025	164,197
2026	167,481
2027 and thereafter	447,891